Morgan, Lewis & Bockius llp 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

Christopher D. Menconi
+1.202.373.6173
christopher.menconi@morganlewis.com

June 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:            Montage Managers Trust: Registration Statement on Form N-1A (File Nos. 333-201441 and 811-23023)

Ladies and Gentlemen:

On behalf of our client, Montage Managers Trust (the “Registrant”), we are filing, pursuant to the Securities Act of 1933 (“1933 Act”), and under the Investment Company Act of 1940, Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A, together with exhibits thereto.  The purpose of Pre-Effective Amendment No. 2 is to:  (i) respond to staff comments on the Registrant’s Pre-Effective Amendment No. 1 filing, filed on May 5, 2015; (ii) make other changes to the Prospectus and Statement of Additional Information for the Tortoise North American Pipeline Fund, the Registrant’s initial series; (iii) provide all exhibits not previously filed; and (iv) include the Registrant’s audited financial statements and the auditor’s report thereon.
Please note that, in connection with the filing of Pre-Effective Amendment No. 2, the Registrant and its principal underwriter will be filing, pursuant to Rule 461 under the 1933 Act, a request for the acceleration of the effective date of the registration statement to a date as soon as is reasonably practicable.
Please contact me at (202) 373-6173 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

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